Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income tax expenses
	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Current income tax expense	6,814	5,459	5,285	829
Deferred income tax expense (benefit)	(191)	1,945	319	50
Income tax expenses	6,623	7,404	5,604	879

Schedule of reconciliation of differences between the statutory tax rate and the effective tax rate
	For the years ended December 31,
	2019	2020	2021
Income tax computed at PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of tax-preferential entities	(21.2)%	(22.2)%	(23.2)%
Non-deductible expenses	0.5%	1.2%	1.2%
Income tax expense	4.3%	4.0%	3.2%

Schedule of components of deferred taxes
	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Deferred tax assets:
Allowance for doubtful accounts	633	171	27
Net operating losses carried forward	5,021	4,181	656
	5,654	4,352	683

Schedule of components of deferred liabilities
	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Deferred tax liabilities
Intangible assets acquired through acquisition	59,729	58,746	9,219
	59,729	58,746	9,219